ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2020
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

Accounts payable were $487,810 and $810,943 as of September 30, 2020 and 2019, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.